July 31, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

		RE:	Merrill Lynch U.S. High Yield Fund, Inc.
Post-Effective Amendment No. 8
to the Registration Statement
on Form N-1A
(Securities Act File No. 333-47971,
Investment Company Act No. 811-08699)

Ladies and Gentlemen:


 Pursuant to Rule 497(j) under the
 Securities Act of 1933, as
 amended (the 1933 Act),
 Merrill Lynch U.S. High Yield Fund, Inc.
 (the Fund) hereby certifies that:

(1) the form of Prospectus and
Statement of Additional Information
that would have been filed pursuant
to Rule 497(c) under the 1933 Act
would not have differed from that
contained in Post-Effective Amendment
No. 8 to the Funds Registration Statement on Form N-1A; and
(2) the text of Post-Effective Amendment
No. 8 to the Funds Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 28, 2003.

Very truly yours,

Merrill Lynch U.S. High Yield Fund, Inc.



                                               /s/David Clayton

David Clayton
Secretary of Fund